As filed with the Securities and Exchange Commission on February 11, 2014
Registration Nos. 033-35190 and 811-06114

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Post-Effective Amendment No. 62	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 60	☑
CAVANAL HILL® FUNDS
(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road
Columbus, Ohio 43219
(Address of Principal Executive Office) (Zip Code)
(800) 762-7085
(Registrant’s Telephone Number, including Area Code)

James L. Huntzinger
President
Cavanal Hill Funds
3435 Stelzer Road
Columbus, Ohio 43219
(Name and Address of Agent for Service)

with a copy to:
Amy E. Newsome
Frederic Dorwart, Lawyers
124 East Fourth Street
Tulsa, OK 74103

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):

☑ Immediately upon filing pursuant to paragraph (b)

☐ On January 6, 2014 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On January 6, 2014 pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On January 6, 2014 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

EXPLANATORY NOTE

This Post-Effective Amendment No. 62 to the Company’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 61 filed January 31, 2014 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Amendment No. 62 to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Tulsa, Oklahoma on the 11th day of February of 2014.

Cavanal Hill Funds

By:	* /s/ James L. Huntzinger
James L. Huntzinger
President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 62 to the registration statement to be signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

*/s/ James L. Huntzinger	President, Chief Executive Officer	February 11, 2014
James L. Huntzinger

*/s/ Scott H. Rhodes	Treasurer, Chief Financial Officer	February 11, 2014
Scott H. Rhodes

*/s/ William H. Wilson Jr.	Trustee	February 11, 2014
William H. Wilson Jr.

*/s/ David L. Foster	Trustee	February 11, 2014
David L. Foster

*/s/ Scott Grauer	Trustee	February 11, 2014
Scott Grauer

* By Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase